Net Income/(Loss) Per Share (Tables)	12 Months Ended
May 31, 2022
Earnings Per Share [Abstract]
Computation of Basic and Diluted Net Income/(Loss) Per Share
The computation of basic and diluted net income/(loss) per common share for the years ended May 31, 2020, 2021 and 2022 is as follows:

	For the years ended May 31,
	2020	2021	2022
Numerator:
Net income/(loss) attributable to New Oriental Education & Technology Group Inc.’s shareholders (US$ in thousands)	413,333	334,414	(1,187,721)

Net income/(loss) available for future distribution (US$ in thousands)	413,333	334,414	(1,187,721)

Denominator*
Weighted average common shares outstanding-basic	1,584,295,760	1,645,463,440	1,696,419,232

Plus: incremental weighted average common shares from assumed vesting of NES using the treasury stock method	11,073,140	6,518,944	—

Weighted average common shares outstanding-diluted	1,595,368,900	1,651,982,384	1,696,419,232

Net income/(loss) per common share*
- Basic (US$)	0.26	0.20	(0.70)
- Diluted (US$)	0.26	0.20	(0.70)

*	Retrospectively restated for effect of stock split